Fair Value Measurement	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurement
21.	FAIR VALUE MEASUREMENT

ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace

Level 3 - Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and Liabilities Measured or Disclosed at Fair Value

In accordance with ASC 820, the Company measures available-for-sale investments at fair value on a recurring basis. The fair values of the Company’s available-for-sale debt investments as measured and held-to-maturity investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Company’s available-for-sale equity investments in the equity securities of a publicly listed company is measured using quoted market prices.

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

The fair value of the long-term notes payable is disclosed using quoted market prices.

Assets and liabilities measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2012 using
	Total fair value at December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	3,034,443		3,034,443
Money market fund	4,854,278	4,854,278

Short-term investments
Held-to-maturity investments
Fixed-rate investments	17,086,252		17,086,252
Long-term investments
Fixed-rate held-to-maturity investments	514,614		514,614
Long-term notes payable	9,420,285	9,420,285

Fair value measurement
Recurring
Short-term investments
Available-for-sale investments
Fixed-rate debt investments	3,514,399		3,514,399
Adjustable-rate debt investments	17,073		17,073
Non-recurring
Long-term investments	—			—	(169,180)

Total assets measured at fair value	3,531,472	—	3,531,472	—	(169,180)

The Company has no assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012.

As of December 31, 2012, certain cost method investments (Note 4) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended.

			Fair value measurement or disclosure at December 31, 2013 using
	Total fair value at December 31, 2013		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses

	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	2,955,924	488,284		2,955,924
Money market fund	689,254	113,857	689,254
Short-term investments
Held-to-maturity investments
Fixed-rate investments	19,370,067	3,199,707		19,370,067
Long-term notes payable	14,797,937	2,444,445	14,797,937

Fair value measurement
Recurring
Short-term investments
Available-for-sale investments
Fixed-rate debt investments	7,627,958	1,260,049		7,627,958
Adjustable-rate debt investments	514,433	84,978		514,433
Equity investment	1,253,120	207,001	1,253,120
Non-recurring
Long-term investments	—	—			—	(17,521)	(2,894)
Fixed assets	—	—			—	(2,057)	(340)
Intangible assets	—	—			—	(4,619)	(763)

Total assets measured at fair value	9,395,511	1,552,028	1,253,120	8,142,391	—	(24,197)	(3,997)

The Company has no assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013.

As of December 31, 2013, certain fixed assets (Note 7), intangible assets (Note 8), cost method investments (Note 4) and equity method investments (Note 4) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value of nil, with impairment charges incurred and recorded in earnings for the year then ended.